Revenue Recognition - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Contract Assets	$ 5,000	$ 5,000	$ 4,400
Contract Liabilities	16,212	$ 16,212	14,154
Revenue, performance obligation, description of timing		the Company’s 38 owned vessels, sixteen were subject to time charters, ten of which will expire within one year, two of which will expire within three years and four will expire in more than three years.
Deferred income recognised	3,000
Deferred income	16,212	$ 16,212	14,154
Accounting Standards Update 2014-09 [Member]
Contract Assets	4,800	4,800	1,800
Contract Liabilities	5,500	5,500	3,000
Deferred income	5,500	5,500	3,000
Cargo Commences [Member]
Contract Costs Incurred In Advance	1,300	1,300	1,300
Cargo Commences [Member] | Accounting Standards Update 2014-09 [Member]
Contract Liabilities	10,700	10,700	11,200
Deferred income	$ 10,700	$ 10,700	$ 11,200